Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.53

Data Compare
Run Date - XXX
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Field Label	Bid Tape Field Value	Field Value	Comment
XXX	XXX	2024110354	Maturity Date		XXX	Verified
XXX	XXX	2024110354	Note Date		XXX	Verified
XXX	XXX	2024110354	QM Status		XXX	No compliance qm fail
XXX	XXX	2024110354	Qualifying DTI		XXX